Fair Value Measurement - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Number of inter-dealer brokers providing pricing quotes for actively traded agency RMBS	3
Percentage of our securities valued by pricing sources with reasonable levels of price transparency	99.00%
Number of business days in which overdrafts are generally repaid	2 days
Commercial paper maturity period	397 days
Minimum
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Fair value input, discount rate	0.01%	0.01%
Maximum
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Percentage of our securities priced based on economic models and non-binding dealer quotes	1.00%
Percentage of interest rate swaps where pricing using standard pricing models is adjusted based on additional analysis and judgment	1.00%
Fair value input, discount rate	4.86%	4.86%